Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (8,368)	$ (5,118)	$ (6,042)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability		(1,147)	(4,518)
Transaction costs of warrants issued, expensed as finance cost		732	550
Provision for restructuring and other costs (note 16)	23	(383)	511
Impairment of right of use asset			22
(Reversal) impairment of other asset		(139)	169
Gain on modification of building lease (notes 12 and 17)		(219)
Depreciation and amortization (notes 11, 12 and 13)	145	232	315
Share-based compensation costs (note 19)	311	61	793
Employee future benefits (note 18)	161	217	262
Amortization of deferred revenues	(1,670)	1,257	(74)
Foreign exchange gain on items denominated in foreign currencies	(179)	(688)	(87)
(Gain) loss on disposal of property, plant and equipment (note 12)	(1)	(2)	10
Other non-cash items	95	133	(126)
Interest accretion on lease liabilities (note 17)	7	(19)	(66)
Payment of income taxes (note 22)	(1,605)	(1,448)
Changes in operating assets and liabilities (note 21)	2,500	2,402	(2,444)
Net cash used in operating activities	(8,581)	(4,129)	(10,725)
Cash flows from financing activities
Proceeds from issuance of common shares (note 19)	34,200
Proceeds from issuances of common shares and warrants (note 19)		23,500	4,988
Transaction costs	(3,221)	(2,767)	(795)
Proceeds from exercise of warrants, stock options and deferred share units	20,087		314
Proceeds on deferred gain (note 13)	98
Payments on lease liabilities (note 17)	(127)	(265)	(614)
Net cash provided by financing activities	51,037	20,468	3,893
Cash flows from investing activities
Proceeds for disposals of property, plant and equipment (note 11)	1	6
Purchase of intangible assets (note 13)	(609)
Purchase of property, plant and equipment (note 11)	(30)
(Decrease) increase in restricted cash equivalents	(20)	50	50
Net cash (used in) provided by investing activities	(658)	56	50
Effect of exchange rate changes on cash and cash equivalents	(769)	38	108
Net change in cash and cash equivalents	41,029	16,433	(6,674)
Cash and cash equivalents – beginning of year	24,271	7,838	14,512
Cash and cash equivalents – end of year (note 6)	$ 65,300	$ 24,271	$ 7,838